RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	$ 247	$ 82	$ 240
Subsidiary of Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	341	140	$ 128
Shareholders and Related Party [Member]
Related Party Transaction [Line Items]
Payment for services received	$ 710	$ 518